Quarterly Financial Information (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly financial information
Net revenues	$ 45,971	$ 44,615	$ 43,725	$ 43,215	$ 41,145	$ 38,644	$ 37,169	$ 36,332	$ 177,526	$ 153,290	$ 139,367
Gross profit	7,606	7,492	7,015	6,744	7,301	6,661	6,402	6,164	28,857	26,528	25,367
Operating profit	2,995	2,817	2,350	2,176	2,729	2,331	2,262	2,132	10,338	9,454	8,799
Income from continuing operations	1,707	1,542	924	1,147	1,500	1,237	1,272	1,221	5,320	5,230	4,645
Income (loss) from discontinued operations, net of tax	0	(1)	0	0	(1)	10	0	0	(1)	9	(1)
Net income attributable to CVS Health	$ 1,707	$ 1,540	$ 924	$ 1,146	$ 1,498	$ 1,246	$ 1,272	$ 1,221	$ 5,317	$ 5,237	$ 4,644
Basic earnings per share:
Income from continuing operations attributable to CVS Health (in dollars per share)	$ 1.60	$ 1.44	$ 0.86	$ 1.04	$ 1.35	$ 1.10	$ 1.13	$ 1.08	$ 4.93	$ 4.65	$ 3.98
Income (loss) from discontinued operations attributable to CVS Health (in dollars per share)	0.00	0.00	0.00	0.00	0.00	0.01	0.00	0.00	0.00	0.01	0.00
Net income attributable to CVS Health (in dollars per share)	1.60	1.44	0.86	1.04	1.35	1.11	1.13	1.08	4.93	4.66	3.98
Diluted earnings per share:
Income from continuing operations attributable to CVS Health (in dollars per share)	1.59	1.43	0.86	1.04	1.34	1.10	1.12	1.07	4.91	4.62	3.96
Income (loss) from discontinued operations attributable to CVS Health (in dollars per share)	0.00	0.00	0.00	0.00	0.00	0.01	0.00	0.00	0.00	0.01	0.00
Net income attributable to CVS Health (in dollars per share)	1.59	1.43	0.86	1.04	1.34	1.11	1.12	1.07	4.90	4.63	3.96
Dividends per share (in dollars per share)	0.425	0.425	0.425	0.425	0.35	0.35	0.35	0.35	1.700	1.40	$ 1.10
High
Diluted earnings per share:
NYSE Stock Price (in dollars per share)	88.8	98.06	106.1	104.05	105.29	113.45	106.47	104.56	106.1	113.45
Low
Diluted earnings per share:
NYSE Stock Price (in dollars per share)	$ 73.53	$ 88.99	$ 93.21	$ 89.65	$ 91.56	$ 95.12	$ 98.74	$ 94.16	$ 73.53	$ 91.56